Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	May 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectuses, Prospectus and

Statement of Additional Information (“SAI”), each dated May 31, 2018, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN YOUR CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND SAI. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH YOUR CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

At a meeting held on December 7, 2018, the Board of Trustees (“Board”) of Permanent Portfolio Family of Funds (“Trust”) approved a new Advisory Fee Waiver and Expense Assumption Agreement (“Waiver Agreement”), by and between Pacific Heights Asset Management, LLC (”Pacific Heights” or the “Investment Adviser”) and the Trust with respect to the Short-Term Treasury Portfolio and Versatile Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Effective December 7, 2018, Pacific Heights has contractually agreed to waive its management fee (defined as the “Advisory Fee” in the Investment Advisory Contract, dated January 21, 2016, by and between Pacific Heights and the Trust) so that the Advisory Fee paid by each Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Waiver Agreement results in further lowering the net annual operating expenses of each Portfolio.

In accordance with these changes, as of December 7, 2018, the “Annual Portfolio Operating Expenses” table and corresponding “Expense Example” appearing in the summary section for each Portfolio under the heading “Fees and Expenses of the Portfolio” are hereby replaced with the following:

Short-Term Treasury Portfolio

Fees and Expenses of the Portfolio

The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	1.19%
Distribution and/or Service (12b-1) Fees	—%
Other Operating Expenses	.03%
Total Annual Portfolio Operating Expenses	1.22%
Fee Waivers and Expense Limitation[1]	(.57%)
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	.65%

[1] Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2020, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$67	$273	$561	$1,381

Versatile Bond Portfolio

Fees and Expenses of the Portfolio

The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	1.00%[1]	1.00%[1]	None

Annual Portfolio Operating Expenses	Class A	Class C	Class I
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.19%	1.19%	1.19%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	—%
Other Operating Expenses	.03%	.03%	.03%
Total Annual Portfolio Operating Expenses	1.47%	2.22%	1.22%
Fee Waivers and Expense Limitation[2]	(.57%)	(.57%)	(.57%)
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	.90%	1.65%	.65%

[1] For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

[2] Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2020, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$489	$738	$1,068	$2,000
Class C
• Assuming complete redemption at end of period	$272	$587	$1,092	$2,481
• Assuming no redemption	$169	$587	$1,092	$2,481
Class I	$67	$273	$561	$1,381

Short-Term Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectuses, Prospectus and

Statement of Additional Information (“SAI”), each dated May 31, 2018, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN YOUR CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND SAI. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH YOUR CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

At a meeting held on December 7, 2018, the Board of Trustees (“Board”) of Permanent Portfolio Family of Funds (“Trust”) approved a new Advisory Fee Waiver and Expense Assumption Agreement (“Waiver Agreement”), by and between Pacific Heights Asset Management, LLC (”Pacific Heights” or the “Investment Adviser”) and the Trust with respect to the Short-Term Treasury Portfolio and Versatile Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Effective December 7, 2018, Pacific Heights has contractually agreed to waive its management fee (defined as the “Advisory Fee” in the Investment Advisory Contract, dated January 21, 2016, by and between Pacific Heights and the Trust) so that the Advisory Fee paid by each Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Waiver Agreement results in further lowering the net annual operating expenses of each Portfolio.

In accordance with these changes, as of December 7, 2018, the “Annual Portfolio Operating Expenses” table and corresponding “Expense Example” appearing in the summary section for each Portfolio under the heading “Fees and Expenses of the Portfolio” are hereby replaced with the following:

Short-Term Treasury Portfolio

Fees and Expenses of the Portfolio

The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	1.19%
Distribution and/or Service (12b-1) Fees	—%
Other Operating Expenses	.03%
Total Annual Portfolio Operating Expenses	1.22%
Fee Waivers and Expense Limitation[1]	(.57%)
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	.65%

[1] Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2020, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$67	$273	$561	$1,381

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Short-Term Treasury Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Operating Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	$ 1,381
Versatile Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectuses, Prospectus and

Statement of Additional Information (“SAI”), each dated May 31, 2018, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN YOUR CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND SAI. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH YOUR CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

At a meeting held on December 7, 2018, the Board of Trustees (“Board”) of Permanent Portfolio Family of Funds (“Trust”) approved a new Advisory Fee Waiver and Expense Assumption Agreement (“Waiver Agreement”), by and between Pacific Heights Asset Management, LLC (”Pacific Heights” or the “Investment Adviser”) and the Trust with respect to the Short-Term Treasury Portfolio and Versatile Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Effective December 7, 2018, Pacific Heights has contractually agreed to waive its management fee (defined as the “Advisory Fee” in the Investment Advisory Contract, dated January 21, 2016, by and between Pacific Heights and the Trust) so that the Advisory Fee paid by each Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Waiver Agreement results in further lowering the net annual operating expenses of each Portfolio.

In accordance with these changes, as of December 7, 2018, the “Annual Portfolio Operating Expenses” table and corresponding “Expense Example” appearing in the summary section for each Portfolio under the heading “Fees and Expenses of the Portfolio” are hereby replaced with the following:

Versatile Bond Portfolio

Fees and Expenses of the Portfolio

The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	1.00%[1]	1.00%[1]	None

Annual Portfolio Operating Expenses	Class A	Class C	Class I
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.19%	1.19%	1.19%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	—%
Other Operating Expenses	.03%	.03%	.03%
Total Annual Portfolio Operating Expenses	1.47%	2.22%	1.22%
Fee Waivers and Expense Limitation[2]	(.57%)	(.57%)	(.57%)
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	.90%	1.65%	.65%

[1] For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

[2] Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2020, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$489	$738	$1,068	$2,000
Class C
• Assuming complete redemption at end of period	$272	$587	$1,092	$2,481
• Assuming no redemption	$169	$587	$1,092	$2,481
Class I	$67	$273	$561	$1,381

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Versatile Bond Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 489
3 Years	rr_ExpenseExampleYear03	738
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	$ 2,000
Versatile Bond Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waivers and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	$ 272
3 Years	rr_ExpenseExampleYear03	587
5 Years	rr_ExpenseExampleYear05	1,092
10 Years	rr_ExpenseExampleYear10	2,481
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	587
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,481
Versatile Bond Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Operating Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	$ 1,381

[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2020, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.
[2]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.